Loss Per Share - Summary of Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator
Net loss available to Full Truck Alliance Co. Ltd. from continuing operations	¥ (3,654,448)		¥ (3,470,924)	¥ (1,541,660)
Net income available to Full Truck Alliance Co. Ltd. from discontinued operations	0	$ 0	452	18,010
Net loss available to Full Truck Alliance Co. Ltd	(3,654,448)	(573,463)	(3,470,472)	(1,523,650)
Deemed dividend	(518,432)	$ (81,353)	(120,086)	0
Net loss available to ordinary shareholders—basic and diluted	¥ (4,172,880)		¥ (3,590,558)	¥ (1,523,650)
Denominator
Weighted average number of ordinary shares outstanding—basic and diluted | shares	13,445,972,280	13,445,972,280	3,423,687,654	3,299,723,079
Basic and diluted loss per share-continuing operations | (per share)	¥ (0.31)	$ (0.05)	¥ (1.05)	¥ (0.47)
Basic and diluted earnings per share-discontinued operations | ¥ / shares	0		0.00	0.01
Basic and diluted loss per share | (per share)	¥ (0.31)	$ (0.05)	¥ (1.05)	¥ (0.46)